Stock Options (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average contractual term remaining contractual Life	2 years 4 months 24 days	2 years 6 months
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	3,755,000	3,015,000
Number of shares granted	115,000	1,121,000
Number of shares canceled		(347,667)
Number of shares exercised		(33,333)
Number of Shares, Outstanding	3,870,000	3,755,000
Number of shares vested and exercisable	3,314,999	3,314,999
Number of shares vested and exercisable expected to vest thereafter	3,817,900	3,704,400
Balance	0.87	0.85
Weighted average exercise price granted	0.82	0.80
Weighted average exercise price canceled		0.46
Weighted average exercise price exercised		0.35
Balance	0.87	0.87
Weighted average exercise price vested and exercisable	0.89	0.89
Weighted average exercise price vested and exercisable expected to vest thereafter	0.89	0.89
Weighted average contractual term remaining contractual Life	5 years 3 months 18 days	4 years 18 days
Weighted average contractual term granted	9 years 11 months 16 days	9 years 5 months 5 days
Weighted average contractual term canceled		7 years 6 months
Weighted average contractual term exercised		8 years 5 months 12 days
Weighted average contractual term remaining contractual Life	5 years 2 months 9 days	5 years 3 months 18 days
Weighted average contractual term vested and exercisable	4 years 6 months 22 days	4 years 8 months 27 days
Weighted average contractual term vested and exercisable expected to vest thereafter	5 years 2 months 9 days	5 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding	757,650	295,553
Aggregate Intrinsic Value, Outstanding	697,133	757,650
Aggregate intrinsic value vested and exercisable	697,133	757,650
Aggregate intrinsic value vested and exercisable expected to vest thereafter	697,133	757,650